Organization and Basis of Presentation - Additional Information (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I $ / shares in Units, $ in Millions	Apr. 28, 2020 USD ($) $ / shares shares
Subsidiary Sale Of Stock [Line Items]
Sale of units in initial public offering, gross (in shares) | shares	41,400,000
Share price (in US$ per share) | $ / shares	$ 10.00
Principal deposited in Trust Account | $	$ 414.0
Private Placement
Subsidiary Sale Of Stock [Line Items]
Number of warrants to purchase shares issued (in shares) | shares	10,280,000
Proceeds from issuance of warrants | $	$ 424.3